Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Sep. 30, 2015
Registrant Name	Trust for Advised Portfolios
Central Index Key	0001261788
Amendment Flag	false
Document Creation Date	Jan. 27, 2016
Document Effective Date	Jan. 31, 2016
Prospectus Date	Jan. 31, 2016
ZIEGLER STRATEGIC INCOME FUND | Institutional Class
Prospectus:
Trading Symbol	ZLSIX
Ziegler FAMCO Covered Call Fund | Class A
Prospectus:
Trading Symbol	CACLX
Ziegler FAMCO Covered Call Fund | Class C
Prospectus:
Trading Symbol	CCCLX
Ziegler FAMCO Covered Call Fund | Institutional Class
Prospectus:
Trading Symbol	CICLX